Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance table
Year(1)	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MMs)(4)	Adjusted EPS(5) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	21,138,476	N/A	35,196,570	N/A	9,028,721	13,245,654	133.20	137.70	6,946	3.43
2023	20,591,124	N/A	7,211,720	N/A	8,470,154	3,917,791	109.62	107.78	6,282	3.17
2022	40,406,018	17,414,329	34,410,149	18,918,020	7,394,893	7,426,310	146.74	118.17	3,246	2.90
2021	25,335,936	N/A	55,348,220	N/A	13,316,860	19,729,777	160.51	118.24	2,827	2.55
2020	23,720,707	N/A	63,079,713	N/A	6,454,940	12,715,279	130.08	100.49	2,369	2.31
(1)
During 2023 and 2024, our PEO was Mr. Ketchum. During 2022, our PEOs were James L. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021 and 2020, our PEO was Mr. Robo. During 2024, our non-PEO NEOs consisted of Mr. Bolster, Mrs. Kujawa, Mr. Pimentel, Mr. Sieving and Mr. Crews. During 2023, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Pimentel and Mr. Sieving. During 2022, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Silagy, Mr. Sieving and Ms. Caplan. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2024	PEO	21,138,476	(13,653,936)	21,000,411	4,342,552	2,757,825	—	(918,853)	398,679	131,415	35,196,570
	Other NEOs	9,028,721	(5,662,109)	8,091,328	1,390,629	521,089	—	(313,148)	124,312	64,832	13,245,654
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

(3)
TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.

(4)
Net income excludes net income attributable to non-controlling interests.
(5)
See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Over the last five years, our Company had robust financial and operational performance. Our TSR was slightly below the TSR of the S&P 500 Utilities Index; an initial investment of $100 in NextEra Energy stock at the beginning of 2020 would have grown to $133.20 at the end of 2024 while the same investment in the S&P 500 Utilities Index would have yielded $137.70. Our financial performance was strong with 2021 net income growth of 19.3%, 2022 net income growth of 14.8%, 2023 net income growth of 93.5% and 2024 net income was 5.0% lower than 2023. Adjusted EPS growth was 10.4% in 2021, 13.7% in 2022, 9.3% in 2023 and 8.2% in 2024.
Our Company maintains a pay for performance philosophy and the majority of compensation is performance-based as further described in our Compensation Discussion & Analysis.
The higher values for compensation actually paid in 2020, 2021 and 2024 for our PEOs and non-PEO NEOs aligns with strong TSR, net income and adjusted EPS results over the same period. In 2022 and 2023, we continued to deliver outstanding net income and adjusted EPS performance, but the stock price declines in 2022 and 2023 caused our compensation actually paid to decrease notably compared to 2021 and 2020.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
During 2023 and 2024, our PEO was Mr. Ketchum. During 2022, our PEOs were James L. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021 and 2020, our PEO was Mr. Robo. During 2024, our non-PEO NEOs consisted of Mr. Bolster, Mrs. Kujawa, Mr. Pimentel, Mr. Sieving and Mr. Crews. During 2023, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Pimentel and Mr. Sieving. During 2022, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Silagy, Mr. Sieving and Ms. Caplan. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

Peer Group Issuers, Footnote	(3) TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2024	PEO	21,138,476	(13,653,936)	21,000,411	4,342,552	2,757,825	—	(918,853)	398,679	131,415	35,196,570
	Other NEOs	9,028,721	(5,662,109)	8,091,328	1,390,629	521,089	—	(313,148)	124,312	64,832	13,245,654
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Non-PEO NEO Average Total Compensation Amount	$ 9,028,721	$ 8,470,154	$ 7,394,893	$ 13,316,860	$ 6,454,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,245,654	3,917,791	7,426,310	19,729,777	12,715,279
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2024	PEO	21,138,476	(13,653,936)	21,000,411	4,342,552	2,757,825	—	(918,853)	398,679	131,415	35,196,570
	Other NEOs	9,028,721	(5,662,109)	8,091,328	1,390,629	521,089	—	(313,148)	124,312	64,832	13,245,654
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Compensation Actually Paid vs. Total Shareholder Return	the relationship between CAP and our TSR;
Compensation Actually Paid vs. Net Income	the relationship between CAP and our Net Income; and
Compensation Actually Paid vs. Company Selected Measure
the relationship between CAP and the Company’s Adjusted EPS for each year, which is our Company Selected Measure (“CSM”). The CSM represents, in our assessment, the most important financial performance measure used to link CAP to Company performance.

Total Shareholder Return Vs Peer Group	the relationship between our cumulative TSR and the TSR of the S&P 500 Utilities Index (“Peer Group TSR”);
Tabular List, Table
Tabular list of most important measures to determine 2024 compensation actually paid
The list below represents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and non-PEO NEOs for 2024 to Company performance. The measures are not ranked. Descriptions of these measures, and the manner in which these measures determine the amounts of incentive compensation paid to our NEOs, is described in our Compensation Discussion & Analysis within the sections titled “2024 Annual Performance-Based Incentive Compensation” and “2024 Long-Term Performance-Based Equity Compensation.”
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Adjusted EPS
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Adjusted ROE
»
Adjusted Earnings

Total Shareholder Return Amount	$ 133.2	109.62	146.74	160.51	130.08
Peer Group Total Shareholder Return Amount	137.7	107.78	118.17	118.24	100.49
Net Income (Loss)	$ 6,946,000,000	$ 6,282,000,000	$ 3,246,000,000	$ 2,827,000,000	$ 2,369,000,000
Company Selected Measure Amount | $ / shares	3.43	3.17	2.9	2.55	2.31
PEO Name	Mr. Ketchum
Percentage Of Income Growth	5.00%	93.50%	14.80%	19.30%
Percentage Of Adjusted EPS Growth	8.20%	9.30%	13.70%	10.40%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(5) See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings
John Ketchum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 21,138,476	$ 20,591,124	$ 40,406,018	$ 25,335,936	$ 23,720,707
PEO Actually Paid Compensation Amount	35,196,570	7,211,720	34,410,149	55,348,220	63,079,713
James Robo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			17,414,329
PEO Actually Paid Compensation Amount			18,918,020
PEO | John Ketchum [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,679	352,471	597,194	598,193	554,570
PEO | John Ketchum [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,653,936)	(13,168,902)	(13,094,677)	(17,391,104)	(16,101,809)
PEO | John Ketchum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,000,411	9,993,852	18,259,934	23,190,233	22,483,170
PEO | John Ketchum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,342,552	(7,479,727)	(1,507,964)	14,918,520	20,062,587
PEO | John Ketchum [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,415	72,547	76,368	89,191	90,431
PEO | John Ketchum [Member] | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,757,825	(2,338,619)	(9,326,246)	9,630,919	13,222,028
PEO | John Ketchum [Member] | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Ketchum [Member] | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(918,853)	(811,026)	(1,000,479)	(1,023,668)	(951,970)
PEO | James Robo [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			292,699
PEO | James Robo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,623,931)
PEO | James Robo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,168,274
PEO | James Robo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,053,175)
PEO | James Robo [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,740
PEO | James Robo [Member] | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,857,707)
PEO | James Robo [Member] | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | James Robo [Member] | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(475,209)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,312	120,554	185,918	238,766	193,518
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,662,109)	(5,804,360)	(4,332,201)	(9,961,104)	(3,495,669)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,091,328	4,172,741	6,010,715	12,160,788	4,783,802
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,390,629	(2,166,093)	(554,750)	2,529,143	3,164,051
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,832	37,962	29,670	31,799	30,289
Non-PEO NEO | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,089	(625,020)	(1,002,574)	1,788,740	1,901,154
Non-PEO NEO | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (313,148)	$ (288,148)	$ (305,362)	$ (375,214)	$ (316,805)